Major Customer, Segment and Geographic Information (Tables)	12 Months Ended
Jan. 03, 2015
Major Customer, Segment and Geographic Information
Summary information by operating segment

Summary information by operating segment was as follows (in thousands):

	Fiscal Year 2014
	Net Sales	Operating Income	Depreciation and Amortization	Long-term Assets	Total Assets

Americas	$1,747,506	$463,246	$24,846	$263,324	$809,548
Europe	1,195,948	287,961	20,028	220,742	561,486
Asia	566,237	116,288	12,676	57,508	233,881
Corporate		(300,959)	25,780	176,124	602,637
Consolidated	$3,509,691	$566,536	$83,330	$717,698	$2,207,552

	Fiscal Year 2013
	Net Sales	Operating Income	Depreciation and Amortization	Long-term Assets	Total Assets

Americas	$1,703,350	$472,812	$22,024	$260,730	$781,374
Europe	1,052,497	238,585	18,904	248,182	600,289
Asia	504,124	115,841	9,332	60,197	210,916
Corporate		(265,642)	24,007	181,843	637,835
Consolidated	$3,259,971	$561,596	$74,267	$750,952	$2,230,414

	Fiscal Year 2012
	Net Sales	Operating Income	Depreciation and Amortization	Long-term Assets	Total Assets

Americas	$1,529,279	$404,387	$18,036	$244,705	$687,380
Europe	880,012	180,958	15,558	228,129	506,325
Asia	448,217	114,011	6,813	49,949	183,935
Corporate		(210,516)	20,099	175,094	464,349
Consolidated	$2,857,508	$488,840	$60,506	$697,877	$1,841,989

Schedule of revenue for each class of similar products

The following table indicates revenue for each class of similar products for fiscal years 2014, 2013 and 2012 (in thousands):

	Fiscal Year 2014		Fiscal Year 2013		Fiscal Year 2012
	Net Sales	Percentage of Total	Net Sales	Percentage of Total	Net Sales	Percentage of Total
Watches	$2,736,511	78.0%	$2,513,081	77.1%	$2,141,481	74.9%
Leathers	419,391	11.9	436,285	13.4	440,113	15.4
Jewelry	276,485	7.9	228,748	7.0	181,636	6.4
Other	77,304	2.2	81,857	2.5	94,278	3.3

Total	$3,509,691	100.0%	$3,259,971	100.0%	$2,857,508	100.0%

Schedule of net sales and long-lived assets

Net sales and long-lived assets related to the Company’s operations in the U.S., Europe, Asia and all other international markets were as follows (in thousands):

	Fiscal Year 2014
			Long-tern
	Net Sales (1)		Assets
United States	$1,588,566		$397,034
Europe	1,195,948	(2)	235,219
Asia	566,237		67,693
All other international	158,940		17,752
Consolidated	$3,509,691		$717,698

	Fiscal Year 2013
			Long-tern
	Net Sales (1)		Assets
United States	$1,525,107		$412,966
Europe	1,052,497	(2)	262,324
Asia	504,124		65,432
All other international	178,243		10,230
Consolidated	$3,259,971		$750,952

	Fiscal Year 2012
			Long-tern
	Net Sales (1)		Assets
United States	$1,354,337		$392,740
Europe	880,012	(2)	239,917
Asia	448,217		54,491
All other international	174,942		10,729
Consolidated	$2,857,508		$697,877

(1)                 Net sales are based on the location of the selling entity.

(2)                 Net sales from Germany accounted for more than 10% of the Company’s consolidated net sales and were approximately $612.5 million, $578.8 million and $472.4 million in fiscal years 2014, 2013 and 2012, respectively.